Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Statutory United Kingdom income tax rate	25.00%	25.00%
Deferred tax assets valuation allowance	$ 89,074,069	$ 20,869,427
Valuation allowance increase amount	68,200,000
Uncertain tax position unrecognized	$ 0	$ 0